Securities - Held to Maturity (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	$ 353,988,000	$ 374,818,000
Debt securities held-to-maturity, transferred unrealized loss	19,503,000	23,066,000
Debt securities, held-to-maturity, allowance for credit loss	157,000	168,000	$ 0
Total securities held-to-maturity, amortized cost	373,648,000	398,052,000
Debt securities, held-to-maturity, unrealized gains	868,000	11,000
Debt securities, held-to-maturity, unrealized losses	55,910,000	62,645,000
Debt securities, held-to-maturity, fair value	318,606,000	335,418,000
U.S. agency
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	25,768,000	27,634,000
Debt securities held-to-maturity, transferred unrealized loss	1,603,000	1,839,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	27,371,000	29,473,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	4,892,000	5,066,000
Debt securities, held-to-maturity, fair value	22,479,000	24,407,000
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	108,770,000	117,650,000
Debt securities held-to-maturity, transferred unrealized loss	9,715,000	10,845,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	118,485,000	128,495,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	23,849,000	25,239,000
Debt securities, held-to-maturity, fair value	94,636,000	103,256,000
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	4,146,000	4,798,000
Debt securities held-to-maturity, transferred unrealized loss	153,000	228,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Total securities held-to-maturity, amortized cost	4,299,000	5,026,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	460,000	596,000
Debt securities, held-to-maturity, fair value	3,839,000	4,430,000
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	7,302,000	7,242,000
Debt securities held-to-maturity, transferred unrealized loss	302,000	416,000
Debt securities, held-to-maturity, allowance for credit loss	4,000	1,000	0
Total securities held-to-maturity, amortized cost	7,608,000	7,659,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	854,000	997,000
Debt securities, held-to-maturity, fair value	6,754,000	6,662,000
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	161,352,000	168,134,000
Debt securities held-to-maturity, transferred unrealized loss	6,879,000	8,555,000
Debt securities, held-to-maturity, allowance for credit loss	33,000	39,000	0
Total securities held-to-maturity, amortized cost	168,264,000	176,728,000
Debt securities, held-to-maturity, unrealized gains	88,000	11,000
Debt securities, held-to-maturity, unrealized losses	18,807,000	25,591,000
Debt securities, held-to-maturity, fair value	149,545,000	151,148,000
Corporate
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	45,702,000	48,418,000
Debt securities held-to-maturity, transferred unrealized loss	803,000	1,130,000
Debt securities, held-to-maturity, allowance for credit loss	116,000	123,000	0
Total securities held-to-maturity, amortized cost	46,621,000	49,671,000
Debt securities, held-to-maturity, unrealized gains	780,000	0
Debt securities, held-to-maturity, unrealized losses	7,033,000	5,156,000
Debt securities, held-to-maturity, fair value	40,368,000	44,515,000
Trust preferred
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Total securities held-to-maturity, amortized cost	948,000	942,000
Debt securities held-to-maturity, transferred unrealized loss	48,000	53,000
Debt securities, held-to-maturity, allowance for credit loss	4,000	5,000	$ 0
Total securities held-to-maturity, amortized cost	1,000,000	1,000,000
Debt securities, held-to-maturity, unrealized gains	0	0
Debt securities, held-to-maturity, unrealized losses	15,000	0
Debt securities, held-to-maturity, fair value	$ 985,000	$ 1,000,000